Share-Based Compensation - Liability Recognized For Share-Based Compensation - (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
SHARE BASED COMPENSATION
Current Liability	CAD 344	CAD 359
Long-Term Liability (note 23)	361	364
Total Liability	705	723
Intrinsic value of vested awards	CAD 399	CAD 406